Goodwill and Intangible Assets (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011
Amortization of acquired Intangible assets
Intangible assets acquired		¥ 83,188
Patent rights, know-how and license agreements [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		8,900
Weighted-average amortization period		7
Software to be sold, leased or otherwise marketed [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		22,174
Weighted-average amortization period		3
Music Catalogs [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		730
Weighted-average amortization period		8
Television carriage agreements (broadcasting agreements) [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		33,698
Weighted-average amortization period	20	20
Other [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		¥ 17,686
Weighted-average amortization period		2